UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06740

Legg Mason Partners Institutional Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: October 31, 2014

ITEM 1.	REPORT TO STOCKHOLDERS.

The Annual Report to Stockholders is filed herewith.

Annual Report	October 31, 2014

WESTERN ASSET

SMASh SERIES C FUND

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks to maximize total return consisting of capital appreciation and income, consistent with prudent investment management.

Letter from the president

Dear Shareholder,

We are pleased to provide the annual report of Western Asset SMASh Series C Fund for the twelve-month reporting period ended October 31, 2014. Please read on for a detailed look at prevailing economic and market conditions during the Fund’s reporting period and to learn how those conditions have affected Fund performance.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Kenneth D. Fuller

President and Chief Executive Officer

November 28, 2014

II	Western Asset SMASh Series C Fund

Fund overview

Q. What is the Fund’s investment strategy?

A. The Fund seeks to maximize total return consisting of capital appreciation and income, consistent with prudent investment management. The Fund invests in a portfolio of debt obligations of various maturities. Under normal market conditions, the Fund expects to invest primarily in corporate obligations and in derivatives and other instruments relating to such investments. The Fund currently limits its investments to U.S. dollar denominated investment grade (that is, rated in the Baa/BBB categories or above or, if unrated, that we determine to be of comparable quality) debt obligations. The Fund may at times invest in the securities of issuers located in only one country or in a relatively small number of countries, including in any emerging market country or countries. Currently, the Fund does not contemplate investing 25% or more of its assets in a single country or a small number of countries, except in the United States. We may invest a significant portion of the Fund’s assets in various industry sectors, to the extent consistent with the Fund’s fundamental investment restrictions.

In purchasing debt obligations for the Fund, we may take full advantage of the entire range of maturities and durationsi, and may adjust the average maturity or duration of the Fund’s investments from time to time. Instead, and/or in addition to, of investing directly in particular securities, the Fund may gain exposure to a security, an issuer, an index or a basket of securities, or a market, by investing through the use of instruments such as derivatives. The Fund may also engage in a variety of transactions using derivatives in order to change the investment characteristics of its portfolio (such as shortening or lengthening duration) and for other purposes.

At Western Asset Management Company (“Western Asset”), the Fund’s subadviser, we utilize a fixed-income team approach, with decisions derived from interaction among various investment management sector specialists. The sector teams are comprised of Western Asset’s senior portfolio management personnel, research analysts and an in-house economist. Under this team approach, management of client fixed-income portfolios will reflect a consensus of interdisciplinary views within the Western Asset organization.

Q. What were the overall market conditions during the Fund’s reporting period?

A. The spread sectors (non-Treasuries) generated positive results and largely outperformed equal-duration Treasuries over the twelve months ended October 31, 2014. Risk aversion was prevalent at times given mixed economic data, questions surrounding the outlook for global growth, changing monetary policy by the Federal Reserve Board (“Fed”)ii, and several geopolitical issues. However, these factors were largely overshadowed by solid demand from investors looking to generate incremental yield in the low interest rate environment.

Short-term Treasury yields moved higher, whereas longer-term Treasury yields declined during the twelve months ended October 31, 2014. Two-year Treasury yields rose from 0.31% at the beginning of the period to 0.50% at the end of the period. Their peak of 0.59% occurred in mid-September 2014 and they were as low as 0.28% in late November and early December 2013. Ten-year Treasury yields

Western Asset SMASh Series C Fund 2014 Annual Report	1

Fund overview (cont’d)

were 2.57% at the beginning of the period and reached a low of 2.15% on October 15, 2014. Their peak of 3.04% occurred on December 31, 2013 and they ended the reporting period at 2.35%.

All told, the Barclays U.S. Aggregate Indexiii, returned 4.14% for the twelve months ended October 31, 2014. Comparatively, the Barclays U.S. Credit Indexiv returned 6.24% over the same period.

Q. How did we respond to these changing market conditions?

A. Several adjustments were made to the Fund’s portfolio during the reporting period. We eliminated the Fund’s small out-of-benchmark (securities held by the Fund but not included in the benchmark) allocation to municipal bonds as their spreads tightened. Toward the end of the reporting period, we increased the Fund’s exposure to U.S. dollar-denominated emerging market corporate bonds as their spreads widened.

During the reporting period, we employed U.S. Treasury futures to manage the Fund’s duration. The use of these instruments detracted from performance.

Performance review

For the twelve months ended October 31, 2014, Western Asset SMASh Series C Fund returned 6.97%. The Fund’s unmanaged benchmark, the Barclays U.S. Credit Index, returned 6.24% for the same period.

Performance Snapshot as of October 31, 2014 (unaudited)
	6 months	12 months
Western Asset SMASh Series C Fund	1.85%	6.97%
Barclays U.S. Credit Index	2.55%	6.24%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost.

Fund returns assume the reinvestment of all distributions at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include the deduction of taxes that a shareholder would pay on Fund distributions. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Investors should understand that the Fund is managed within the context of a separately managed account and not with the objective of matching or exceeding the Fund’s stated benchmark, which is used for Fund reporting purposes. As such, comparisons of the Fund’s performance to that of the indicated benchmark are not likely to be meaningful. Additionally, performance figures do not reflect the effect of fees and expenses associated with a separately managed account or the management fee or other operating expenses of the Fund. Such management fees are paid directly or indirectly by the separately managed account sponsor to the Fund’s manager or subadviser. All operating expenses of the Fund (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses) were reimbursed by the manager.

2	Western Asset SMASh Series C Fund 2014 Annual Report

The Fund’s 30-Day SEC Yield for the period ended October 31, 2014 was 3.48%. Absent fee waivers and/or expense reimbursements, the 30-Day SEC Yield would have been 3.42%. The 30-Day SEC Yield is subject to change and is based on the yield to maturity of the Fund’s investments over a 30-day period and not on the dividends paid by the Fund, which may differ.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated March 1, 2014, the gross total annual operating expense ratio for the Fund was 0.15%.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

The Fund’s manager has entered into an expense reimbursement arrangement with the Fund, pursuant to which the Fund’s manager has agreed to reimburse 100% of the Fund’s ordinary operating expenses. The expense reimbursement arrangement does not cover interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses. This expense reimbursement arrangement cannot be terminated prior to December 31, 2016, without the Board of Trustees’ consent. However, all Fund shareholders are participating in separately managed account programs and pay fees to program sponsors for the costs and expenses of the program, including fees for investment advice and portfolio execution, some of which are used to compensate the Fund’s manager or subadviser for managing the Fund and to reimburse the Fund for all operating expenses.

Q. What were the leading contributors to performance?

A. The largest contributor to the Fund’s relative performance during the reporting period was its overweight to investment grade Financials given their outperformance versus the benchmark. Security selection of investment grade investment grade Industrials was also beneficial for results.

Q. What were the leading detractors from performance?

A. The largest detractor from relative performance for the period was the Fund’s security selection of certain investment grade bonds that lagged the benchmark.

Thank you for your investment in Western Asset SMASh Series C Fund. As always, we appreciate that you have chosen us to manage your assets and we remain focused on achieving the Fund’s investment goals.

Sincerely,

Western Asset Management Company

November 18, 2014

RISKS: Investments in fixed-income securities are subject to interest rate and credit risks. As interest rates rise, bond prices fall, reducing the value of the Fund’s share price. There is also a risk that an issuer will be unable to make principal and/or interest payments. Foreign securities are subject to the additional risks of fluctuations in foreign exchange rates, changes in political and economic conditions, foreign taxation and differences in auditing and financial standards. These risks are magnified in emerging markets. The Fund may use derivatives, such as futures and options,

Western Asset SMASh Series C Fund 2014 Annual Report	3

Fund overview (cont’d)

which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. The Fund is “non-diversified,” which may increase its vulnerability to the negative events affecting a particular issuer. Please see the Fund’s prospectus for a more complete discussion of these and other risks, and the Fund’s investment strategies.

The mention of sector breakdowns is for informational purposes only and should not be construed as a recommendation to purchase or sell any securities. The information provided regarding such sectors is not a sufficient basis upon which to make an investment decision. Investors seeking financial advice regarding the appropriateness of investing in any securities or investment strategies discussed should consult their financial professional. Portfolio holdings are subject to change at any time and may not be representative of the portfolio managers’ current or future investments. The Fund’s top five sector holdings (as a percentage of net assets) as of October 31, 2014 were: Financials ( 26.0%), Sovereign Bonds (20.5%), Energy (10.8%), Consumer Staples (7.9%) and Materials (6.3%). The Fund’s portfolio composition is subject to change at any time.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

[i]

Duration is the measure of the price sensitivity of a fixed-income security to an interest rate change of 100 basis points. Calculation is based on the weighted average of the present values for all cash flows.

ii

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

iii

The Barclays U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

iv	The Barclays U.S. Credit Index is an index composed of corporate and non-corporate debt issues that are investment grade (rated Baa3/BBB- or higher).

4	Western Asset SMASh Series C Fund 2014 Annual Report

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†	The bar graph above represents the composition of the Fund’s investments as of October 31, 2014 and October 31, 2013 and does not include derivatives, such as futures contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

Western Asset SMASh Series C Fund 2014 Annual Report	5

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on May 1, 2014 and held for the six months ended October 31, 2014.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]					Based on hypothetical total return[1]
Actual Total Return[2,3]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During The Period[3,4]	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During The Period[3,4]
1.85%	$1,000.00	$1,018.50	0.00%	$0.00	5.00%	$1,000.00	$1,025.21	0.00%	$0.00

[1]	For the six months ended October 31, 2014.

[2]

Total return is not annualized, as it may not be representative of the total return for the year. Past performance is no guarantee of future results. Performance figures do not reflect any fees stated below in Note 3. If such fees were included, the return shown would have been lower.

[3]

All figures do not reflect the effect of fees and expenses associated with a separately managed account, nor a management fee or other operating expenses of the Fund. Such management fees are paid directly or indirectly by the separately managed account sponsor to the Fund’s manager or subadvisers. All operating expenses of the Fund were reimbursed by the manager, pursuant to an expense reimbursement arrangement between the Fund and the manager.

[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to the Fund’s respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), then divided by 365.

6	Western Asset SMASh Series C Fund 2014 Annual Report

Fund performance (unaudited)

Average annual total returns[1]
Twelve Months Ended 10/31/14	6.97%
Five Years Ended 10/31/14	6.56
Inception* through 10/31/14	4.96

Cumulative total returns[1]
Inception date of 12/27/06 through 10/31/14	46.25%

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Performance figures do not reflect the effect of fees and expenses associated with a separately managed account or the management fee or other operating expenses of the Fund. Such management fees are paid directly or indirectly by the separately managed account sponsor to the Fund’s manager or subadviser. All operating expenses of the Fund (other than Interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses) were reimbursed by the manager due to an expense reimbursement arrangement between the Fund and the manager. This arrangement cannot be terminated prior to December 31, 2016 without the Board of Trustees’ consent.

[1]	Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value.

*	Inception date of the Fund is December 27, 2006.

Western Asset SMASh Series C Fund 2014 Annual Report	7

Fund performance (unaudited) (cont’d)

Historical performance

Value of $10,000 invested in

Shares of Western Asset SMASh Series C Fund vs. Barclays U.S. Credit Index† — December 27, 2006 - October 2014

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Performance figures do not reflect the effect of fees and expenses associated with a separately managed account or the management fee or other operating expenses of the Fund. Such management fees are paid directly or indirectly by the separately managed account sponsor to the Fund’s manager or subadviser. All operating expenses of the Fund (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses) were reimbursed by the manager due to an expense reimbursement arrangement between the Fund and the manager. This arrangement cannot be terminated prior to December 31, 2016 without the Board of Trustees’ consent.

†	Hypothetical illustration of $10,000 invested in Western Asset SMASh Series C Fund on December 27, 2006 (inception date), assuming the reinvestment of all distributions, including returns of capital, if any, at net asset value through October 31, 2014. The hypothetical illustration also assumes a $10,000 investment in the Barclays U.S. Credit Index. The Barclays U.S. Credit Index is an index composed of corporate and non-corporate debt issues that are investment grade (rated Baa3/BBB- or higher). The Index is unmanaged and is not subject to the same management and trading expenses as a mutual fund. Please note that an investor cannot invest directly in an index.

8	Western Asset SMASh Series C Fund 2014 Annual Report

Spread duration (unaudited)

Economic exposure — October 31, 2014

Spread duration measures the sensitivity to changes in spreads. The spread over is the annual risk premium demanded by investors to hold non-Treasury securities. Spread duration is quantified as the % change in price resulting from a 100 basis points change in spreads. For a security with positive spread duration, an increase in spreads would result in a price decline and a decline in spreads would result in a price increase. This chart highlights the market sector exposure of the Fund’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

Benchmark	— Barclays U.S. Credit Index
EMIG	— Emerging Market Investment Grade
IG Credit	— Investment Grade Credit
WA SMASh C	— Western Asset SMASh Series C Fund

Western Asset SMASh Series C Fund 2014 Annual Report	9

Effective duration (unaudited)

Interest rate exposure — October 31, 2014

Effective duration measures the sensitivity to changes in relevant interest rates. Effective duration is quantified as the % change in price resulting from a 100 basis points change in interest rates. For a security with positive effective duration, an increase in interest rates would result in a price decline and a decline in interest rates would result in a price increase. This chart highlights the interest rate exposure of the Fund’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

Benchmark	— Barclays U.S. Credit Index
EMIG	— Emerging Markets Investment Grade
IG Credit	— Investment Grade Credit
WA SMASh C	— Western Asset SMASh Series C Fund

10	Western Asset SMASh Series C Fund 2014 Annual Report

Schedule of investments

October 31, 2014

Western Asset SMASh Series C Fund

Security	Rate	Maturity Date	Face Amount	Value
Corporate Bonds & Notes — 70.5%
Consumer Discretionary — 5.2%
Auto Components — 0.1%
Johnson Controls Inc., Senior Notes	4.625%	7/2/44	$160,000	$161,258
Automobiles — 2.3%
Ford Motor Co., Senior Notes	4.750%	1/15/43	860,000	880,835
Ford Motor Credit Co., LLC, Senior Notes	8.125%	1/15/20	1,200,000	1,501,331
Ford Motor Credit Co., LLC, Senior Notes	5.875%	8/2/21	640,000	740,735
General Motors Co., Senior Notes	6.250%	10/2/43	600,000	717,000
Hyundai Capital America, Senior Notes	2.125%	10/2/17	30,000	30,341	(a)
Total Automobiles				3,870,242
Household Durables — 0.0%
NVR Inc., Senior Notes	3.950%	9/15/22	50,000	51,206
Media — 2.8%
Time Warner Cable Inc., Debentures	7.300%	7/1/38	600,000	828,186
Time Warner Inc., Senior Debentures	7.700%	5/1/32	1,550,000	2,165,824
Time Warner Inc., Senior Notes	6.250%	3/29/41	410,000	495,244
Viacom Inc., Senior Notes	4.250%	9/1/23	1,320,000	1,363,596
Total Media				4,852,850
Total Consumer Discretionary				8,935,556
Consumer Staples — 7.9%
Beverages — 3.1%
Anheuser-Busch InBev Worldwide Inc., Senior Notes	5.375%	1/15/20	100,000	113,692
Anheuser-Busch InBev Worldwide Inc., Senior Notes	2.500%	7/15/22	510,000	488,847
Diageo Capital PLC, Senior Bonds	4.828%	7/15/20	190,000	213,189
Diageo Investment Corp., Senior Notes	2.875%	5/11/22	740,000	736,280
PepsiCo Inc., Senior Notes	4.000%	3/5/42	1,010,000	974,839
Pernod-Ricard SA, Senior Bonds	5.750%	4/7/21	700,000	801,993	(a)
Pernod-Ricard SA, Senior Notes	4.450%	1/15/22	640,000	681,072	(a)
Pernod-Ricard SA, Senior Notes	5.500%	1/15/42	1,100,000	1,260,995	(a)
Total Beverages				5,270,907
Food & Staples Retailing — 0.0%
CVS Pass-Through Trust, Secured Bonds	5.789%	1/10/26	19,642	22,420	(a)
Food Products — 1.7%
Mondelez International Inc., Senior Notes	5.375%	2/10/20	218,000	248,798
Mondelez International Inc., Senior Notes	4.000%	2/1/24	1,600,000	1,654,365
WM Wrigley Jr. Co., Senior Notes	2.900%	10/21/19	600,000	610,860	(a)
WM Wrigley Jr. Co., Senior Notes	3.375%	10/21/20	430,000	439,834	(a)
Total Food Products				2,953,857

See Notes to Financial Statements.

Western Asset SMASh Series C Fund 2014 Annual Report	11

Schedule of investments (cont’d)

October 31, 2014

Western Asset SMASh Series C Fund

Security	Rate	Maturity Date	Face Amount	Value
Tobacco — 3.1%
Altria Group Inc., Senior Notes	9.250%	8/6/19	$950,000	$1,237,921
Altria Group Inc., Senior Notes	4.750%	5/5/21	810,000	893,403
Lorillard Tobacco Co., Senior Notes	8.125%	6/23/19	280,000	343,347
Lorillard Tobacco Co., Senior Notes	3.750%	5/20/23	1,070,000	1,066,507
Philip Morris International Inc., Senior Notes	2.900%	11/15/21	590,000	595,620
Philip Morris International Inc., Senior Notes	2.500%	8/22/22	370,000	358,849
Philip Morris International Inc., Senior Notes	4.500%	3/20/42	100,000	103,025
Reynolds American Inc., Senior Notes	6.750%	6/15/17	240,000	270,765
Reynolds American Inc., Senior Notes	3.250%	11/1/22	440,000	430,439
Total Tobacco				5,299,876
Total Consumer Staples				13,547,060
Energy — 10.8%
Energy Equipment & Services — 0.1%
Baker Hughes Inc., Senior Notes	5.125%	9/15/40	80,000	90,434
Oil, Gas & Consumable Fuels — 10.7%
Anadarko Finance Co., Senior Notes	7.500%	5/1/31	600,000	808,766
BP Capital Markets PLC, Senior Notes	3.245%	5/6/22	830,000	833,855
ConocoPhillips, Notes	6.500%	2/1/39	340,000	452,492
Ecopetrol SA, Senior Notes	5.875%	5/28/45	4,050,000	4,181,625
Hess Corp., Notes	7.875%	10/1/29	150,000	203,451
Noble Energy Inc., Senior Notes	4.150%	12/15/21	100,000	106,817
Occidental Petroleum Corp., Senior Notes	2.700%	2/15/23	620,000	601,341
Pemex Project Funding Master Trust, Senior Bonds	6.625%	6/15/35	1,307,000	1,548,795
Petrobras Global Finance BV, Senior Notes	6.250%	3/17/24	3,000,000	3,197,280
Petroleos Mexicanos, Senior Notes	3.500%	1/30/23	2,994,000	2,905,378
Petroleos Mexicanos, Senior Notes	6.375%	1/23/45	1,150,000	1,325,260	(a)
Shell International Finance BV, Senior Notes	4.375%	3/25/20	120,000	132,975
Sinopec Group Overseas Development Ltd., Senior Notes	4.375%	4/10/24	2,010,000	2,104,253	(a)
Williams Cos. Inc., Notes	7.875%	9/1/21	95,000	114,857
Total Oil, Gas & Consumable Fuels				18,517,145
Total Energy				18,607,579
Financials — 26.0%
Banks — 19.6%
Bank of America Corp., Senior Notes	4.000%	4/1/24	1,250,000	1,293,104
Bank of America Corp., Senior Notes	5.000%	1/21/44	1,230,000	1,349,435
Bank of America Corp., Senior Notes	4.875%	4/1/44	1,310,000	1,408,543
Bank of America Corp., Subordinated Notes	4.200%	8/26/24	1,650,000	1,663,807

See Notes to Financial Statements.

12	Western Asset SMASh Series C Fund 2014 Annual Report

Western Asset SMASh Series C Fund

Security	Rate	Maturity Date	Face Amount	Value
Banks — continued
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	$300,000	$327,375
BNP Paribas SA, Subordinated Bonds	4.250%	10/15/24	1,510,000	1,524,016
BPCE SA, Subordinated Notes	5.150%	7/21/24	1,500,000	1,546,734	(a)
Citigroup Inc., Senior Notes	8.500%	5/22/19	80,000	100,475
Citigroup Inc., Senior Notes	4.500%	1/14/22	800,000	869,257
Citigroup Inc., Subordinated Notes	5.500%	9/13/25	1,630,000	1,809,375
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, Junior Subordinated Notes	11.000%	6/30/19	345,000	451,088	(a)(b)(c)
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, Subordinated Notes	3.950%	11/9/22	600,000	610,944
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, Subordinated Notes	4.625%	12/1/23	1,520,000	1,600,524
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, Subordinated Notes	5.750%	12/1/43	1,050,000	1,226,457
Credit Agricole SA, Subordinated Notes	8.375%	10/13/19	670,000	779,713	(a)(b)(c)
HSBC Holdings PLC, Junior Subordinated Bonds	6.375%	9/17/24	1,640,000	1,674,850	(b)(c)
HSBC Holdings PLC, Subordinated Notes	4.250%	3/14/24	870,000	896,063
Intesa Sanpaolo SpA, Subordinated Bonds	5.017%	6/26/24	2,830,000	2,771,017	(a)
JPMorgan Chase & Co., Subordinated Notes	3.375%	5/1/23	430,000	420,360
JPMorgan Chase & Co., Subordinated Notes	3.875%	9/10/24	520,000	517,246
Lloyds Bank PLC, Subordinated Notes	6.500%	9/14/20	700,000	810,582	(a)
Lloyds Banking Group PLC, Subordinated Notes	4.500%	11/4/24	2,300,000	2,306,447
Royal Bank of Scotland Group PLC, Subordinated Notes	6.125%	12/15/22	640,000	693,925
Royal Bank of Scotland Group PLC, Subordinated Notes	6.100%	6/10/23	2,130,000	2,306,698
Standard Chartered PLC, Subordinated Notes	5.700%	3/26/44	1,100,000	1,177,144	(a)
Wachovia Capital Trust III, Junior Subordinated Bonds	5.570%	12/15/14	880,000	855,800	(b)(c)
Wells Fargo & Co., Senior Notes	4.600%	4/1/21	50,000	55,305
Wells Fargo & Co., Subordinated Notes	3.450%	2/13/23	280,000	279,891
Wells Fargo & Co., Subordinated Notes	4.100%	6/3/26	400,000	406,269
Wells Fargo & Co., Subordinated Notes	5.375%	11/2/43	590,000	662,250
Wells Fargo & Co., Subordinated Notes	4.650%	11/4/44	920,000	920,673
Wells Fargo Capital X, Capital Securities	5.950%	12/15/36	380,000	389,500
Total Banks				33,704,867
Capital Markets — 2.4%
Credit Suisse NY, Senior Notes	3.625%	9/9/24	550,000	552,704
Goldman Sachs Group Inc., Senior Notes	5.250%	7/27/21	160,000	178,525
Goldman Sachs Group Inc., Senior Notes	4.000%	3/3/24	340,000	347,838
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	1,210,000	1,486,258

See Notes to Financial Statements.

Western Asset SMASh Series C Fund 2014 Annual Report	13

Schedule of investments (cont’d)

October 31, 2014

Western Asset SMASh Series C Fund

Security	Rate	Maturity Date	Face Amount	Value
Capital Markets — continued
KKR Group Finance Co. III LLC, Senior Bonds	5.125%	6/1/44	$500,000	$528,112	(a)
Lehman Brothers Holdings Capital Trust VII, Junior Subordinated Notes	5.857%	12/15/14	320,000	0	(c)(d)(e)(f)(g)
Lehman Brothers Holdings Inc., Subordinated Notes	6.500%	7/19/17	465,000	0	(d)(e)(f)(g)
Lehman Brothers Holdings Inc., Subordinated Notes	6.750%	12/28/17	180,000	0	(d)(e)(f)(g)
State Street Corp., Junior Subordinated Notes	4.956%	3/15/18	110,000	120,053
Temasek Financial I Ltd., Senior Notes	2.375%	1/23/23	850,000	825,565	(a)
Total Capital Markets				4,039,055
Diversified Financial Services — 1.3%
Blackstone Holdings Finance Co., LLC, Senior Notes	5.000%	6/15/44	500,000	533,577	(a)
Carlyle Holdings II Finance LLC, Senior Secured Notes	5.625%	3/30/43	400,000	455,574	(a)
General Electric Capital Corp., Notes	5.300%	2/11/21	500,000	568,291
General Electric Capital Corp., Subordinated Debentures	6.375%	11/15/67	210,000	224,700	(b)
Voya Financial Inc., Senior Notes	5.700%	7/15/43	400,000	462,952
Total Diversified Financial Services				2,245,094
Insurance — 1.3%
AIA Group Ltd., Senior Notes	4.875%	3/11/44	900,000	966,849	(a)
American International Group Inc., Senior Notes	4.500%	7/16/44	600,000	611,819
Teachers Insurance & Annuity Association of America, Subordinated Notes	4.900%	9/15/44	400,000	425,749	(a)
Teachers Insurance & Annuity Association of America - College Retirement Equity Fund, Notes	6.850%	12/16/39	170,000	225,511	(a)
Total Insurance				2,229,928
Real Estate Investment Trusts (REITs) — 0.8%
WEA Finance LLC/Westfield UK & Europe Finance PLC, Notes	4.750%	9/17/44	400,000	412,841	(a)
WEA Finance LLC/Westfield UK & Europe Finance PLC, Senior Notes	3.750%	9/17/24	910,000	923,237	(a)
Total Real Estate Investment Trusts (REITs)				1,336,078
Thrifts & Mortgage Finance — 0.6%
Santander Holdings USA Inc., Senior Notes	3.450%	8/27/18	1,070,000	1,117,275
Total Financials				44,672,297
Health Care — 6.2%
Biotechnology — 2.2%
Amgen Inc., Senior Notes	3.625%	5/22/24	3,010,000	3,017,221
Celgene Corp., Senior Notes	4.625%	5/15/44	300,000	307,247
Gilead Sciences Inc., Senior Notes	4.800%	4/1/44	400,000	435,314
Total Biotechnology				3,759,782

See Notes to Financial Statements.

14	Western Asset SMASh Series C Fund 2014 Annual Report

Western Asset SMASh Series C Fund

Security	Rate	Maturity Date	Face Amount	Value
Health Care Equipment & Supplies — 0.4%
Medtronic Inc., Senior Notes	3.125%	3/15/22	$640,000	$645,706
Health Care Providers & Services — 2.4%
Express Scripts Holding Co., Senior Notes	4.750%	11/15/21	640,000	703,891
Humana Inc., Senior Notes	3.150%	12/1/22	170,000	167,492
Humana Inc., Senior Notes	4.950%	10/1/44	500,000	516,088
Medco Health Solutions Inc., Senior Notes	4.125%	9/15/20	832,000	891,716
UnitedHealth Group Inc., Senior Notes	1.625%	3/15/19	530,000	522,093
WellPoint Inc., Senior Notes	3.125%	5/15/22	1,020,000	1,011,209
WellPoint Inc., Senior Notes	4.650%	8/15/44	300,000	306,554
Total Health Care Providers & Services				4,119,043
Pharmaceuticals — 1.2%
AbbVie Inc., Senior Notes	2.900%	11/6/22	740,000	721,116
GlaxoSmithKline Capital PLC, Senior Notes	2.850%	5/8/22	240,000	238,315
Perrigo Co. PLC, Senior Notes	4.000%	11/15/23	500,000	512,113	(a)
Wyeth, Notes	5.950%	4/1/37	285,000	351,462
Zoetis Inc., Senior Notes	3.250%	2/1/23	270,000	267,966
Total Pharmaceuticals				2,090,972
Total Health Care				10,615,503
Industrials — 1.3%
Airlines — 0.2%
Air Canada, Pass-Through Trust, Secured Notes	4.125%	5/15/25	390,461	392,413	(a)
Commercial Services & Supplies — 0.1%
Waste Management Inc., Senior Notes	7.375%	5/15/29	170,000	228,141
Electrical Equipment — 0.7%
Eaton Corp., Senior Notes	2.750%	11/2/22	1,270,000	1,236,555
Road & Rail — 0.3%
Burlington Northern Santa Fe LLC, Senior Bonds	4.550%	9/1/44	400,000	407,445
Total Industrials				2,264,554
Materials — 6.3%
Chemicals — 0.5%
LyondellBasell Industries NV, Senior Notes	5.000%	4/15/19	800,000	882,787
Containers & Packaging — 0.4%
Rock-Tenn Co., Senior Notes	4.450%	3/1/19	740,000	793,766
Metals & Mining — 4.9%
Barrick Gold Corp., Senior Notes	4.100%	5/1/23	920,000	890,801
Barrick North America Finance LLC, Senior Notes	4.400%	5/30/21	660,000	677,986
BHP Billiton Finance USA Ltd., Senior Notes	3.250%	11/21/21	1,190,000	1,226,708

See Notes to Financial Statements.

Western Asset SMASh Series C Fund 2014 Annual Report	15

Schedule of investments (cont’d)

October 31, 2014

Western Asset SMASh Series C Fund

Security	Rate	Maturity Date	Face Amount	Value
Metals & Mining — continued
Freeport-McMoRan Inc., Senior Notes	3.100%	3/15/20	$450,000	$449,028
Freeport-McMoRan Inc., Senior Notes	3.550%	3/1/22	90,000	88,035
Glencore Funding LLC, Senior Notes	3.125%	4/29/19	920,000	930,718	(a)
Rio Tinto Finance USA Ltd., Senior Notes	9.000%	5/1/19	440,000	568,454
Rio Tinto Finance USA Ltd., Senior Notes	4.125%	5/20/21	170,000	181,438
Southern Copper Corp., Senior Notes	5.250%	11/8/42	1,880,000	1,773,630
Vale Overseas Ltd., Notes	6.875%	11/21/36	913,000	1,036,922
Xstrata Canada Financial Corp., Senior Notes	4.950%	11/15/21	490,000	525,872	(a)
Total Metals & Mining				8,349,592
Paper & Forest Products — 0.5%
Celulosa Arauco y Constitucion SA, Notes	4.500%	8/1/24	800,000	798,696	(a)
Celulosa Arauco y Constitucion SA, Senior Notes	4.750%	1/11/22	10,000	10,311
Total Paper & Forest Products				809,007
Total Materials				10,835,152
Telecommunication Services — 2.2%
Diversified Telecommunication Services — 1.4%
Telefonica Emisiones SAU, Senior Notes	5.134%	4/27/20	290,000	321,298
Verizon Communications Inc., Senior Notes	5.150%	9/15/23	750,000	840,521
Verizon Communications Inc., Senior Notes	6.550%	9/15/43	920,000	1,161,448
Total Diversified Telecommunication Services				2,323,267
Wireless Telecommunication Services — 0.8%
America Movil SAB de CV, Senior Notes	3.125%	7/16/22	1,388,000	1,367,721
Total Telecommunication Services				3,690,988
Utilities — 4.6%
Electric Utilities — 4.6%
Duke Energy Corp., Senior Notes	3.550%	9/15/21	170,000	177,212
FirstEnergy Corp., Notes	7.375%	11/15/31	4,410,000	5,253,558
FirstEnergy Corp., Senior Notes	2.750%	3/15/18	360,000	364,005
FirstEnergy Corp., Senior Notes	4.250%	3/15/23	1,270,000	1,275,725
Pacific Gas & Electric Co., First Mortgage Bonds	6.050%	3/1/34	650,000	813,433
Total Utilities				7,883,933
Total Corporate Bonds & Notes (Cost — $118,748,145)				121,052,622
Sovereign Bonds — 20.5%
Colombia — 1.0%
Republic of Colombia, Senior Bonds	5.625%	2/26/44	1,540,000	1,727,273
Indonesia — 1.3%
Republic of Indonesia, Senior Notes	3.375%	4/15/23	2,300,000	2,213,750	(a)

See Notes to Financial Statements.

16	Western Asset SMASh Series C Fund 2014 Annual Report

Western Asset SMASh Series C Fund

Security	Rate	Maturity Date	Face Amount	Value
Mexico — 3.3%
United Mexican States, Senior Notes	5.550%	1/21/45	$5,000,000	$5,687,500
Peru — 2.7%
Republic of Peru, Senior Bonds	5.625%	11/18/50	4,000,000	4,537,752
Poland — 5.5%
Republic of Poland, Senior Notes	4.000%	1/22/24	9,000,000	9,502,317
Russia — 2.5%
Russian Foreign Bond - Eurobond, Senior Bonds	7.500%	3/31/30	2,194,250	2,494,840	(a)
Russian Foreign Bond - Eurobond, Senior Bonds	7.500%	3/31/30	1,506,500	1,712,876	(h)
Total Russia				4,207,716
South Africa — 2.6%
Republic of South Africa, Senior Notes	5.875%	9/16/25	4,000,000	4,532,000
Turkey — 1.6%
Republic of Turkey, Senior Bonds	5.750%	3/22/24	2,480,000	2,751,064
Total Sovereign Bonds (Cost — $34,845,846)				35,159,372
U.S. Treasury Inflation Protected Securities — 1.3%
U.S. Treasury Notes, Inflation Indexed (Cost — $2,181,270)	0.125%	7/15/24	2,263,978	2,205,255
Total Investments Before Short-Term Investments (Cost — $155,775,261)				158,417,249
Short-Term Investments — 9.9%
Repurchase Agreements — 9.9%
State Street Bank & Trust Co. repurchase agreement dated 10/31/14; Proceeds at maturity — $16,910,000; (Fully collateralized by U.S. Government Agency Obligations, 2.140% due 11/7/22; Market Value — $17,251,978) (Cost — $16,910,000)	0.000%	11/3/14	16,910,000	16,910,000
Total Investments — 102.2% (Cost — $172,685,261#)				175,327,249
Liabilities in Excess of Other Assets — (2.2)%				(3,792,962)
Total Net Assets — 100.0%				$171,534,287

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(c)	Security has no maturity date. The date shown represents the next call date.

(d)	The coupon payment on these securities is currently in default as of October 31, 2014.

(e)	Illiquid security (unaudited).

(f)	Value is less than $1.

(g)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

(h)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

#	Aggregate cost for federal income tax purposes is $173,162,611.

See Notes to Financial Statements.

Western Asset SMASh Series C Fund 2014 Annual Report	17

Statement of assets and liabilities

October 31, 2014

Assets:
Investments, at value (Cost — $172,685,261)	$175,327,249
Cash	993,140
Receivable for Fund shares sold	8,353,992
Receivable for securities sold	4,887,135
Interest receivable	1,934,903
Deposits with brokers for open futures contracts	1,217,956
Receivable from broker — variation margin on open futures contracts	240,133
Receivable from investment manager	7,050
Prepaid expenses	15,261
Total Assets	192,976,819

Liabilities:
Payable for securities purchased	21,177,722
Payable for Fund shares repurchased	209,010
Trustees’ fees payable	181
Accrued expenses	55,619
Total Liabilities	21,442,532
Total Net Assets	$171,534,287

Net Assets:
Par value (Note 5)	$177
Paid-in capital in excess of par value	167,406,624
Undistributed net investment income	314,399
Accumulated net realized gain on investments and futures contracts	370,102
Net unrealized appreciation on investments and futures contracts	3,442,985
Total Net Assets	$171,534,287

Shares Outstanding	17,695,830

Net Asset Value	$9.69

See Notes to Financial Statements.

18	Western Asset SMASh Series C Fund 2014 Annual Report

Statement of operations

For the Year Ended October 31, 2014

Investment Income:
Interest	$4,932,339

Expenses:
Audit and tax fees	37,835
Registration fees	35,746
Shareholder reports	19,371
Legal fees	15,473
Fund accounting fees	13,102
Transfer agent fees	9,197
Insurance	3,487
Custody fees	3,205
Trustees’ fees	2,202
Miscellaneous expenses	3,018
Total Expenses	142,636
Less: Fee waivers and/or expense reimbursements (Note 2)	(142,636)
Net Expenses	—
Net Investment Income	4,932,339

Realized and Unrealized Gain (Loss) on Investments and Futures Contracts (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions	3,322,249
Futures contracts	(3,472,873)
Net Realized Loss	(150,624)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	1,389,759
Futures contracts	2,158,626
Change in Net Unrealized Appreciation (Depreciation)	3,548,385
Net Gain on Investments and Futures Contracts	3,397,761
Increase in Net Assets from Operations	$8,330,100

See Notes to Financial Statements.

Western Asset SMASh Series C Fund 2014 Annual Report	19

Statements of changes in net assets

For the Years Ended October 31,	2014	2013

Operations:
Net investment income	$4,932,339	$4,003,714
Net realized gain (loss)	(150,624)	2,775,865
Change in net unrealized appreciation (depreciation)	3,548,385	(6,031,100)
Increase in Net Assets From Operations	8,330,100	748,479

Distributions to Shareholders From (Note 1):
Net investment income	(5,307,393)	(4,186,897)
Net realized gains	(213,454)	—
Decrease in Net Assets From Distributions to Shareholders	(5,520,847)	(4,186,897)

Fund Share Transactions (Note 5):
Net proceeds from sale of shares	107,733,997	108,598,702
Reinvestment of distributions	360	—
Cost of shares repurchased	(80,238,391)	(43,562,127)
Increase in Net Assets From Fund Share Transactions	27,495,966	65,036,575
Increase in Net Assets	30,305,219	61,598,157

Net Assets:
Beginning of year	141,229,068	79,630,911
End of year*	$171,534,287	$141,229,068
*Includesundistributed net investment income of:	$314,399	$295,048

See Notes to Financial Statements.

20	Western Asset SMASh Series C Fund 2014 Annual Report

Financial highlights

For a share of beneficial interest outstanding throughout each year ended October 31:
	2014[1]	2013[1]	2012	2011	2010

Net asset value, beginning of year	$ 9.48	$ 9.78	$ 9.31	$ 9.17	$ 8.96

Income (loss) from operations:
Net investment income	0.39	0.34	0.40	0.45	0.50
Net realized and unrealized gain (loss)	0.25	(0.28)	0.50	0.15	0.25
Total income from operations	0.64	0.06	0.90	0.60	0.75

Less distributions from:
Net investment income	(0.42)	(0.36)	(0.43)	(0.46)	(0.54)
Net realized gains	(0.01)	—	—	—	—
Total distributions	(0.43)	(0.36)	(0.43)	(0.46)	(0.54)

Net asset value, end of year	$9.69	$9.48	$9.78	$9.31	$9.17
Total return[2]	6.97%	0.65%	9.98%	6.81%	8.63%

Net assets, end of year (000s)	$171,534	$141,229	$79,631	$50,360	$52,544

Ratios to average net assets:
Gross expenses[3]	0.12%	0.15%	0.19%	0.25%	0.31%
Net expenses[4,5,6]	0.00	0.00	0.00	0.00	0.00
Net investment income	4.08	3.62	4.32	4.92	5.59

Portfolio turnover rate	101%	57%	82%	73%	53%

[1]	Per share amounts have been calculated using the average shares method.

[2]

Performance figures do not reflect the effect of fees and expenses associated with a separately managed account, nor a management fee or other operating expenses of the Fund. Such management fees are paid directly or indirectly by the separately managed account sponsor to the Fund’s manager or subadvisers. All operating expenses of the Fund were reimbursed by the manager, pursuant to an expense reimbursement arrangement between the Fund and the manager. If such fees were included, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Gross expenses do not include management fees paid to the manager and subadvisers. Management fees are paid directly or indirectly by the separately managed account sponsor.

[4]	Reflects fee waivers and/or expense reimbursements.

[5]

The Fund’s manager has entered into an expense reimbursement arrangement with the Fund, pursuant to which the Fund’s manager has agreed to reimburse 100% of the Fund’s ordinary operating expenses. The expense reimbursement arrangement does not cover interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses. This arrangement cannot be terminated prior to December 31, 2016 without the Board of Trustees’ consent.

[6]	The impact of compensating balance arrangements, if any, was less than 0.01%.

See Notes to Financial Statements.

Western Asset SMASh Series C Fund 2014 Annual Report	21

Notes to financial statements

1. Organization and significant accounting policies

Western Asset SMASh Series C Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Institutional Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Fund may be purchased only by or on behalf of separately managed account clients where an affiliate of Legg Mason Partners Fund Advisor, LLC (“LMPFA”) has an agreement to serve as investment adviser or subadviser (each affiliate, a “Managed Account Adviser”) to the account with the managed account program or sponsor (the “Program Sponsor”) (typically, a registered investment adviser or broker/dealer) or directly with the client. Shareholders of the Fund pay fees to their separately managed account sponsor, some of which are paid to affiliates of LMPFA in lieu of a management fee being charged by LMPFA to the Fund.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the

22	Western Asset SMASh Series C Fund 2014 Annual Report

close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

Western Asset SMASh Series C Fund 2014 Annual Report	23

Notes to financial statements (cont’d)

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Long-term investments†:
Corporate bonds & notes
Financials	—	$44,672,297	$0	*	$44,672,297
Other corporate bonds & notes		76,380,325			76,380,325
Sovereign bonds	—	35,159,372	—		35,159,372
U.S. Treasury inflation protected securities	—	2,205,255	—		2,205,255
Total long-term investments	—	$158,417,249	$0	*	$158,417,249
Short-term investments†	—	16,910,000	—		16,910,000
Total investments		$175,327,249	$0	*	$175,327,249
Other financial instruments:
Futures contracts	$806,691	—	—		$806,691
Total	$806,691	$175,327,249	$0	*	$176,133,940

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Other financial instruments:
Futures contracts	$5,694	—	—		$5,694

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest.

24	Western Asset SMASh Series C Fund 2014 Annual Report

To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. The daily changes in contract value are recorded as unrealized gains or losses in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(d) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(e) Credit and market risk. The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social,

Western Asset SMASh Series C Fund 2014 Annual Report	25

Notes to financial statements (cont’d)

economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investments in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

(f) Inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value or interest rate is periodically adjusted according to the rate of inflation. As the index measuring inflation changes, the principal value or interest rate of inflation-indexed bonds will be adjusted accordingly. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as an increase or decrease to investment income on the Statement of Operations. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

(g) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(h) Distributions to shareholders. Distributions from net investment income of the Fund, if any, are declared and paid on a monthly basis. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(i) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(j) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of October 31, 2014, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

26	Western Asset SMASh Series C Fund 2014 Annual Report

(k) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. During the current year, the following reclassifications have been made:

	Undistributed Net Investment Income	Accumulated Net Realized Gain
(a)	$394,405	$(394,405)

(a)	Reclassifications are due to differences between book and tax amortization of premium on fixed income securities.

2. Investment management agreement and other transactions with affiliates

LMPFA is the Fund’s investment manager. Western Asset Management Company (“Western Asset”) and Western Asset Management Company Limited (“Western Asset Limited”) are the Fund’s subadvisers. LMPFA, Western Asset and Western Asset Limited are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

The investment manager and subadvisers do not charge investment management fees to the Fund. However, the Fund is an integral part of the separately managed account program, and the Fund’s investment manager and subadvisers will be compensated directly or indirectly by separately managed account program sponsors. LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadvisers the day-to-day portfolio management of the Fund.

LMPFA has entered into an expense reimbursement arrangement with the Fund, pursuant to which LMPFA has agreed to reimburse 100% of the Fund’s ordinary operating expenses. The expense reimbursement arrangement does not cover interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses. This expense reimbursement arrangement cannot be terminated prior to December 31, 2016 without the Board of Trustees’ consent.

During the year ended October 31, 2014, fees waived and/or expenses reimbursed amounted to $142,636.

Legg Mason Investor Services, LLC, a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Investments

During the year ended October 31, 2014, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$109,745,455	$29,418,654
Sales	92,396,460	28,106,058

Western Asset SMASh Series C Fund 2014 Annual Report	27

Notes to financial statements (cont’d)

At October 31, 2014, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

Gross unrealized appreciation	$4,027,071
Gross unrealized depreciation	(1,862,433)
Net unrealized appreciation	$2,164,638

At October 31, 2014, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
U.S. Treasury Ultra Long-Term Bonds	71	12/14	$11,122,825	$11,133,688	$10,863
Contracts to Sell:
U.S. Treasury 5-Year Notes	183	12/14	21,991,671	21,855,633	136,038
U.S. Treasury 10-Year Notes	103	12/14	13,009,322	13,015,016	(5,694)
U.S. Treasury 10-Year Notes	872	3/15	110,215,010	109,558,625	656,385
U.S. Treasury Long-Term Bonds	10	12/14	1,414,343	1,410,938	3,405
					$790,134
Net unrealized appreciation on open futures contracts					$800,997

4. Derivative instruments and hedging activities

GAAP requires enhanced disclosure about an entity’s derivative and hedging activities.

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at October 31, 2014.

ASSET DERIVATIVES[1]
Interest Rate Risk
Futures contracts[2]	$806,691

LIABILITY DERIVATIVES[1]
Interest Rate Risk
Futures contracts[2]	$5,694

[1]

Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation (depreciation) and for liability derivatives is payables/net unrealized appreciation (depreciation).

[2]

Includes cumulative appreciation (depreciation) of futures contracts as reported in the footnotes. Only variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the year ended October 31, 2014. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

28	Western Asset SMASh Series C Fund 2014 Annual Report

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Interest Rate Risk
Futures contracts	$(3,472,873)

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
Interest Rate Risk
Futures contracts	$2,158,626

During the year ended October 31, 2014, the volume of derivative activity for the Fund was as follows:

Average Market Value
Futures contracts (to buy)	$14,624,533
Futures contracts (to sell)	82,108,418

The following table presents by financial instrument, the Fund’s derivative assets net of the related collateral received by the Fund at October 31, 2014:

	Gross Amount of Derivative Assets in the Statement of Assets and Liabilities[1]	Collateral Received	Net Amount
Futures contracts[2]	$240,133	—	$240,133

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

[2]	Amount represents the current day’s variation margin as reported in the Statement of Assets and Liabilities. It differs from the cumulative appreciation (depreciation) presented in the previous table.

5. Shares of beneficial interest

At October 31, 2014, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. Each share represents an identical interest and has the same rights.

Transactions in shares of the Fund were as follows:

	Year Ended October 31, 2014	Year Ended October 31, 2013
Shares sold	11,142,814	11,349,209
Shares issued on reinvestment	37	—
Shares repurchased	(8,341,058)	(4,597,466)
Net increase	2,801,793	6,751,743

Western Asset SMASh Series C Fund 2014 Annual Report	29

Notes to financial statements (cont’d)

6. Income tax information and distributions to shareholders

Subsequent to the fiscal year end, the Fund has made the following distributions per share:

Record Date	Payable Date	Ordinary Income	Long-term Capital Gain
11/13/2014	11/14/2014	$0.026794	—
12/11/2014	12/12/2014	$0.111983	$0.017370

The tax character of distributions paid during the fiscal years ended October 31, was as follows:

	2014	2013
Distributions paid from:
Ordinary income	$5,307,393	$4,186,897
Net long-term capital gains	213,454	—
Total distributions paid	$5,520,847	$4,186,897

As of October 31, 2014, the components of accumulated earnings on a tax basis were as follows:

Undistributed ordinary income — net	$1,600,117
Undistributed long-term capital gains — net	375,776
Total undistributed earnings	$1,975,893
Other book/tax temporary differences(a)	(814,042)
Unrealized appreciation (depreciation)(b)	2,965,635
Total accumulated earnings (losses) — net	$4,127,486

(a)

Other book/tax temporary differences are attributable to the realization for tax purposes of unrealized gains / (losses) on certain futures contracts and book/tax differences in the accrual of interest income on securities in default.

(b)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses on wash sales and the difference between book and tax amortization methods for premiums on fixed income securities.

30	Western Asset SMASh Series C Fund 2014 Annual Report

Report of independent registered public

accounting firm

The Board of Trustees and Shareholders

Legg Mason Partners Institutional Trust:

We have audited the accompanying statement of assets and liabilities of Western Asset SMASh Series C Fund (the “Fund”), a series of Legg Mason Partners Institutional Trust, including the schedule of investments, as of October 31, 2014, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2014, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Western Asset SMASh Series C Fund as of October 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York

December 17, 2014

Western Asset SMASh Series C Fund 2014 Annual Report	31

Additional information (unaudited)

Information about Trustees and Officers

The business and affairs of Western Asset SMASh Series C Fund (the “Fund”) are conducted by management under the supervision and subject to the direction of its Board of Trustees. The business address of each Trustee is c/o Kenneth D. Fuller, Legg Mason, 100 International Drive, 11th Floor, Baltimore, Maryland 21202. Information pertaining to the Trustees and officers of the Fund is set forth below.

The Statement of Additional Information includes additional information about Trustees and is available, without charge, upon request by calling the Fund at 1-877-721-1926 or 1-203-703-6002.

Independent Trustees†:
Elliott J. Berv
Year of birth	1943
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1989
Principal occupation(s) during past five years	President and Chief Executive Officer, Catalyst (consulting) (since 1984); formerly, Chief Executive Officer, Rocket City Enterprises (media) (2000 to 2005)
Number of funds in fund complex overseen by Trustee	55
Other board memberships held by Trustee during past five years	None

Jane F. Dasher
Year of birth	1949
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1999
Principal occupation(s) during past five years	Chief Financial Officer, Long Light Capital, LLC, formerly known as Korsant Partners, LLC (a family investment company) (since 1997)
Number of funds in fund complex overseen by Trustee	55
Other board memberships held by Trustee during past five years	None

Mark T. Finn
Year of birth	1943
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1989
Principal occupation(s) during past five years	Adjunct Professor, College of William & Mary (since 2002); Chairman, Chief Executive Officer and Owner, Vantage Consulting Group, Inc. (investment management) (since 1988); Principal/Member, Balvan Partners (investment management) (2002 to 2009)
Number of funds in fund complex overseen by Trustee	55
Other board memberships held by Trustee during past five years	None

32	Western Asset SMASh Series C Fund

Independent Trustees cont’d
Stephen R. Gross
Year of birth	1947
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1986
Principal occupation(s) during past five years	Chairman Emeritus (since 2011) and formerly Chairman, HLB Gross Collins, P.C. (accounting and consulting firm) (1974 to 2011); Executive Director of Business Builders Team, LLC (since 2005); Principal, Gross Consulting Group, LLC (since 2011); CEO, Gross Capital Advisors, LLC (since 2011); CEO, Trusted CFO Solutions, LLC (since 2011)
Number of funds in fund complex overseen by Trustee	55
Other board memberships held by Trustee during past five years	None

Richard E. Hanson, Jr.
Year of birth	1941
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1985
Principal occupation(s) during past five years	Retired; formerly Headmaster, The New Atlanta Jewish Community High School, Atlanta, Georgia (1996 to 2000)
Number of funds in fund complex overseen by Trustee	55
Other board memberships held by Trustee during past five years	None

Diana R. Harrington
Year of birth	1940
Position(s) with Trust	Trustee and Chair
Term of office[1] and length of time served[2]	Since 1992 and since 2013
Principal occupation(s) during past five years	Babson Distinguished Professor of Finance, Babson College (since 1992)
Number of funds in fund complex overseen by Trustee	55
Other board memberships held by Trustee during past five years	None

Susan M. Heilbron
Year of birth	1945
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1994
Principal occupation(s) during past five years	Retired; formerly, President, Lacey & Heilbron (communications consulting) (1990 to 2002); formerly, General Counsel and Executive Vice President, The Trump Organization (1986 to 1990); formerly, Senior Vice President, New York State Urban Development Corporation (1984 to 1986); formerly, Associate, Cravath, Swaine & Moore (1980 to 1984) and (1977 to 1979)
Number of funds in fund complex overseen by Trustee	55
Other board memberships held by Trustee during past five years	Formerly, Director, Lincoln Savings Bank, FSB (1991 to 1994); formerly, Director, Trump Shuttle, Inc. (air transportation) (1989 to 1990); formerly, Director, Alexander’s Inc. (department store) (1987 to 1990)

Western Asset SMASh Series C Fund	33

Additional information (unaudited) (cont’d)

Information about Trustees and Officers

Independent Trustees cont’d
Susan B. Kerley
Year of birth	1951
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1992
Principal occupation(s) during past five years	Investment Consulting Partner, Strategic Management Advisors, LLC (investment consulting) (since 1990)
Number of funds in fund complex overseen by Trustee	55
Other board memberships held by Trustee during past five years	Director and Trustee (since 1990) and formerly, Chairman (2005 to 2012) of various series of MainStay Family of Funds (66 funds); Investment Company Institute (ICI) Board of Governors (since 2006); ICI Executive Committee (since 2011); Chairman of the Independent Directors Council (since 2012)

Alan G. Merten
Year of birth	1941
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1990
Principal occupation(s) during past five years	President Emeritus (since 2012) and formerly, President, George Mason University (1996 to 2012)
Number of funds in fund complex overseen by Trustee	55
Other board memberships held by Trustee during past five years	Director Emeritus (since 2012) and formerly, Director, Cardinal Financial Corporation (2006 to 2012); Trustee, First Potomac Realty Trust (since 2005); Director, DeVry Inc. (educational services) (since 2012); formerly, Director, Xybernaut Corporation (information technology) (2004 to 2006); formerly, Director, Digital Net Holdings, Inc. (2003 to 2004); formerly, Director, Comshare, Inc. (information technology) (1985 to 2003)

R. Richardson Pettit
Year of birth	1942
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1990
Principal occupation(s) during past five years	Retired; formerly, Duncan Professor of Finance, University of Houston (1977 to 2006); previous academic or management positions include: University of Washington, University of Pennsylvania and Purdue University
Number of funds in fund complex overseen by Trustee	55
Other board memberships held by Trustee during past five years	None

34	Western Asset SMASh Series C Fund

Interested Trustee and Officer:
Kenneth D. Fuller[3]
Year of birth	1958
Position(s) with Trust	Trustee, President, and Chief Executive Officer
Term of office[1] and length of time served[2]	Since 2013
Principal occupation(s) during past five years	Managing Director of Legg Mason & Co., LLC (“Legg Mason & Co.”) (since 2013); Officer and/or Trustee/Director of 173 funds associated with Legg Mason Fund Advisor, LLC (“LMPFA”) or its affiliates (since 2013); President and Chief Executive Officer of LMPFA (since 2013); President and Chief Executive Officer of LM Asset Services, LLC (“LMAS”) and Legg Mason Fund Asset Management Inc. (“LMFAM”) (formerly registered investment advisers) (since 2013); formerly, Senior Vice President of LMPFA (2012 to 2013); formerly, Director of Legg Mason & Co. (2012 to 2013); formerly, Vice President of Legg Mason & Co. (2009 to 2012); formerly, Vice President – Equity Division of T. Rowe Price Associates (1993 to 2009), as well as Investment Analyst and Portfolio Manager for certain asset allocation accounts (2004 to 2009).
Number of funds in fund complex overseen by Trustee	161
Other board memberships held by Trustee during past five years	None

Additional Officers:
Ted P. Becker Legg Mason 620 Eighth Avenue, 49th Floor, New York, NY 10018
Year of birth	1951
Position(s) with Trust	Chief Compliance Officer
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during past five years	Director of Global Compliance at Legg Mason (since 2006); Chief Compliance Officer of LMPFA (since 2006); Managing Director of Compliance of Legg Mason & Co. (since 2005); Chief Compliance Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2006)

Western Asset SMASh Series C Fund	35

Additional information (unaudited) (cont’d)

Information about Trustees and Officers

Additional Officers cont’d
Susan Kerr Legg Mason 620 Eighth Avenue, 49th Floor, New York, NY 10018
Year of birth	1949
Position(s) with Trust	Chief Anti-Money Laundering Compliance Officer
Term of office[1] and length of time served[2]	Since 2013
Principal occupation(s) during past five years	Assistant Vice President of Legg Mason & Co. and Legg Mason Investor Services, LLC (“LMIS”) (since 2010); Chief Anti-Money Laundering Compliance Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2013) and Anti-Money Laundering Compliance Officer of LMIS (since 2012); Senior Compliance Officer of LMIS (since 2011); formerly, AML Consultant, DTCC (2010); formerly, AML Consultant, Rabobank Netherlands, (2009); formerly, First Vice President, Director of Marketing & Advertising Compliance and Manager of Communications Review Group at Citigroup Inc. (1996 to 2008)

Vanessa A. Williams Legg Mason 100 First Stamford Place, 6th Floor, Stamford, CT 06902
Year of birth	1979
Position(s) with Trust	Identity Theft Prevention Officer
Term of office[1] and length of time served[2]	Since 2011
Principal occupation(s) during past five years	Vice President of Legg Mason & Co. (since 2012); Identity Theft Prevention Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2011); formerly, Chief Anti-Money Laundering Compliance Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (2011 to 2013); formerly, Senior Compliance Officer of Legg Mason & Co. (2008 to 2011); formerly, Compliance Analyst of Legg Mason & Co. (2006 to 2008) and Legg Mason & Co. predecessors (prior to 2006)

Robert I. Frenkel Legg Mason 100 First Stamford Place, 6th Floor, Stamford, CT 06902
Year of birth	1954
Position(s) with Trust	Secretary and Chief Legal Officer
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during past five years	Vice President and Deputy General Counsel of Legg Mason (since 2006); Managing Director and General Counsel of Global Mutual Funds for Legg Mason & Co. (since 2006) and Legg Mason & Co. predecessors (since 1994); Secretary and Chief Legal Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2006) and Legg Mason & Co. predecessors (prior to 2006)

36	Western Asset SMASh Series C Fund

Additional Officers cont’d
Thomas C. Mandia Legg Mason 100 First Stamford Place, 6th Floor, Stamford, CT 06902
Year of birth	1962
Position(s) with Trust	Assistant Secretary
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during past five years	Managing Director and Deputy General Counsel of Legg Mason & Co. (since 2005) and Legg Mason & Co. predecessors (prior to 2005); Secretary of LMPFA (since 2006); Assistant Secretary of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2006) and Legg Mason & Co. predecessors (prior to 2006); Secretary to LMAS (since 2002) and LMFAM (since 2013)

Richard F. Sennett Legg Mason 100 International Drive, 7th Floor, Baltimore, MD 21202
Year of birth	1970
Position(s) with Trust	Principal Financial Officer
Term of office[1] and length of time served[2]	Since 2011
Principal occupation(s) during past five years	Principal Financial Officer and Treasurer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2011 and since 2013); Managing Director of Legg Mason & Co. and Senior Manager of the Treasury Policy group for Legg Mason & Co.’s Global Fiduciary Platform (since 2011); formerly, Chief Accountant within the SEC’s Division of Investment Management (2007 to 2011); formerly, Assistant Chief Accountant within the SEC’s Division of Investment Management (2002 to 2007)

Steve Frank Legg Mason 620 Eighth Avenue, 49th Floor, New York, NY 10018
Year of birth	1967
Position(s) with Trust	Treasurer
Term of office[1] and length of time served[2]	Since 2014
Principal occupation(s) during past five years	Vice President of Legg Mason & Co. and Legg Mason & Co. predecessors (since 2002); Treasurer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2010); formerly, Controller of certain mutual funds associated with Legg Mason & Co. or its affiliates (prior to 2010)

Western Asset SMASh Series C Fund	37

Additional information (unaudited) (cont’d)

Information about Trustees and Officers

Additional Officers cont’d
Jeanne M. Kelly Legg Mason 620 Eighth Avenue, 49th Floor, New York, NY 10018
Year of birth	1951
Position(s) with Trust	Senior Vice President
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during past five years	Senior Vice President of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2007); Senior Vice President of LMPFA (since 2006) and LMFAM (since 2013); Managing Director of Legg Mason & Co. (since 2005) and Legg Mason & Co. predecessors (prior to 2005)

†	Trustees who are not “interested persons” of the Fund within the meaning of section 2(a)(19) of the 1940 Act.

[1]	Each Trustee and officer serves until his or her respective successor has been duly elected and qualified or until his or her earlier death, resignation, retirement or removal.

[2]	Indicates the earliest year in which the Trustee became a board member for a fund in the Legg Mason fund complex or the officer took such office.

[3]	Mr. Fuller is an “interested person” of the Fund, as defined in the 1940 Act, because of his position with LMPFA and/or certain of its affiliates.

38	Western Asset SMASh Series C Fund

Important tax information (unaudited)

The following information is provided with respect to the distributions paid during the taxable year ended October 31, 2014:

Record Date:	12/10/2013
Payable Date:	12/11/2013
Long-Term Capital Gain Dividend	$0.014420

Please retain this information for your records.

Western Asset SMASh Series C Fund	39

Western Asset

SMASh Series C Fund

Trustees

Elliott J. Berv

Jane F. Dasher

Mark T. Finn

Kenneth D. Fuller

President

Stephen R. Gross

Richard E. Hanson, Jr.

Diana R. Harrington

Chair

Susan M. Heilbron

Susan B. Kerley

Alan G. Merten

R. Richardson Pettit

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadvisers

Western Asset Management Company

Western Asset Management Company Limited

Distributor

Legg Mason Investor Services, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

BNY Mellon Investment Servicing

(US) Inc.

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

KPMG LLP

345 Park Avenue

New York, NY 10154

Western Asset SMASh Series C Fund

The Fund is a separate investment series of Legg Mason Partners Institutional Trust, a Maryland statutory trust.

Western Asset SMASh Series C Fund

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) on the Fund’s website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset SMASh Series C Fund and is not intended for distribution to prospective investors.

This report must be preceded or accompanied by a free prospectus. Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com/individualinvestors

©2014 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds and certain closed-end funds managed or sub-advised by Legg Mason or its affiliates. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform marketing services solely for the Funds;

•	The Funds’ representatives such as legal counsel, accountants and auditors; and

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, or if you have questions about the Funds’ privacy practices, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

Revised April 2011

NOT PART OF THE ANNUAL REPORT

www.leggmason.com/individualinvestors

© 2014 Legg Mason Investor Services, LLC Member FINRA, SIPC

AMXX010549 12/14 SR14-2357

ITEM 2.	CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that Stephen R. Gross and Jane F. Dasher possess the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as “audit committee financial experts,” and have designated Mr. Gross and Ms. Dasher as the Audit Committee’s financial experts. Mr. Gross and Ms. Dasher are “independent” Trustees pursuant to paragraph (a) (2) of Item 3 to Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees. The aggregate fees billed in the last two fiscal years ending October 31, 2013 and October 31, 2014 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $102,679 in 2013 and $105,270 in 2014.

b) Audit-Related Fees. The aggregate fees billed in the Reporting Period for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in 2013 and $0 in 2014.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional $19,200 in 2013 and $10,440 in 2014. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held. There were no fees billed for tax services by the Auditors to service affiliates during the Reporting Periods that required pre-approval by the Audit Committee.

d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) for the Item 4 for the Legg Mason Partners Institutional Trust were $0 in 2013 and $0 in 2014.

All Other Fees. There were no other non-audit services rendered by the Auditor to Legg Mason Partners Fund Advisors, LLC (“LMPFA”), and any entity controlling, controlled by or under common control with LMPFA that provided ongoing services to Legg Mason Partners Institutional Trust requiring pre-approval by the Audit Committee in the Reporting Period.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

(1) The Charter for the Audit Committee (the “Committee”) of the Board of each registered investment company (the “Fund”) advised by LMPFA or one of their affiliates (each, an “Adviser”) requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to the Adviser and any Covered Service Providers if the engagement relates directly to the operations and financial reporting of the Fund. The Committee may implement policies and procedures by which such services are approved other than by the full Committee.

The Committee shall not approve non-audit services that the Committee believes may impair the independence of the auditors. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund (“Covered Service Providers”) constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(2) For the Legg Mason Partners Institutional Trust, the percentage of fees that were approved by the audit committee, with respect to: Audit-Related Fees were 100% and 100% for 2013 and 2014; Tax Fees were 100% and 100% for 2013 and 2014; and Other Fees were 100% and 100% for 2013 and 2014.

(f) N/A

(g) Non-audit fees billed by the Auditor for services rendered to Legg Mason Partners Institutional Trust, LMPFA and any entity controlling, controlled by, or under common control with LMPFA that provides ongoing services to Legg Mason Partners Institutional Trust during the reporting period were $0 in 2014.

(h) Yes. Legg Mason Partners Institutional Trust’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Accountant’s independence. All services provided by the Auditor to the Legg Mason Partners Institutional Trust or to Service Affiliates, which were required to be pre-approved, were pre-approved as required

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

a)	The independent board members are acting as the registrant’s audit committee as specified in Section 3(a)(58)(B)

of the Exchange Act. The Audit Committee consists of the following Board members:

Elliott J. Berv

Jane F. Dasher

Mark T. Finn

Stephen R. Gross

Richard E. Hanson, Jr.

Diana R. Harrington

Susan M. Heilbron

Susan B. Kerley

Alan G. Merten

R. Richardson Pettit

b)	Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Institutional Trust

By:	/s/ Kenneth D. Fuller
Kenneth D. Fuller
Chief Executive Officer

Date:	December 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kenneth D. Fuller
Kenneth D. Fuller
Chief Executive Officer

Date:	December 23, 2014

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer

Date:	December 23, 2014